PORTFOLIO OF INVESTMENTS – as of September 30, 2020 (Unaudited)

Loomis Sayles High Income Fund

Principal Amount	Description	Value (†)
Bonds and Notes – 93.9% of Net Assets
Non-Convertible Bonds – 90.7%
	ABS Home Equity – 0.4%
$205,000	Credit Suisse Mortgage Trust, Series 2018-RPL8, Class A2, 4.167%, 7/25/2058, 144A(a)	$204,750
143,542	DSLA Mortgage Loan Trust, Series 2005-AR5, Class 2A1A, 1-month LIBOR + 0.330%, 0.486%, 9/19/2045(b)	107,055

		311,805

	Aerospace & Defense – 5.0%
30,000	Boeing Co. (The), 3.250%, 2/01/2035	28,199
155,000	Boeing Co. (The), 3.375%, 6/15/2046	132,842
45,000	Boeing Co. (The), 3.500%, 3/01/2039	40,878
20,000	Boeing Co. (The), 3.550%, 3/01/2038	18,219
105,000	Boeing Co. (The), 3.625%, 3/01/2048	92,274
30,000	Boeing Co. (The), 3.650%, 3/01/2047	26,488
60,000	Boeing Co. (The), 3.750%, 2/01/2050	54,751
5,000	Boeing Co. (The), 3.825%, 3/01/2059	4,407
10,000	Boeing Co. (The), 3.850%, 11/01/2048	9,163
15,000	Boeing Co. (The), 3.900%, 5/01/2049	13,825
535,000	Boeing Co. (The), 5.150%, 5/01/2030	601,345
10,000	Boeing Co. (The), 5.705%, 5/01/2040	11,789
630,000	Boeing Co. (The), 5.805%, 5/01/2050	762,162
50,000	Boeing Co. (The), 5.930%, 5/01/2060	61,882
260,000	Bombardier, Inc., 6.000%, 10/15/2022, 144A	241,150
370,000	Bombardier, Inc., 6.125%, 1/15/2023, 144A	316,350
105,000	Embraer Netherlands Finance BV, 5.050%, 6/15/2025	100,800
25,000	Embraer Netherlands Finance BV, 5.400%, 2/01/2027	23,738
263,000	Leonardo U.S. Holdings, Inc., 6.250%, 1/15/2040, 144A	298,994
60,000	Moog, Inc., 4.250%, 12/15/2027, 144A	61,353
295,000	Spirit AeroSystems, Inc., 4.600%, 6/15/2028	242,077

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Aerospace & Defense – continued
$270,000	Spirit AeroSystems, Inc., 7.500%, 4/15/2025, 144A	$273,710
100,000	TransDigm, Inc., 5.500%, 11/15/2027	96,105
450,000	TransDigm, Inc., 6.250%, 3/15/2026, 144A	469,933
205,000	TransDigm, Inc., 6.500%, 5/15/2025	204,359
70,000	Wolverine Escrow LLC, 9.000%, 11/15/2026, 144A	57,750

		4,244,543

	Airlines – 0.5%
30,000	American Airlines Group, Inc., 5.000%, 6/01/2022, 144A	20,400
160,000	American Airlines, Inc., 11.750%, 7/15/2025, 144A	154,400
200,000	Delta Air Lines, Inc., 7.375%, 1/15/2026	209,669

		384,469

	Automotive – 4.3%
200,000	Clarios Global LP/Clarios U.S. Finance Co., 8.500%, 5/15/2027, 144A	206,500
75,000	Dana Financing Luxembourg S.a.r.l., 5.750%, 4/15/2025, 144A	76,687
1,510,000	Ford Motor Co., 9.000%, 4/22/2025	1,731,230
70,000	General Motors Co., 5.150%, 4/01/2038	74,338
565,000	General Motors Co., 5.200%, 4/01/2045	608,598
450,000	General Motors Co., 6.250%, 10/02/2043	533,279
150,000	General Motors Co., 6.750%, 4/01/2046	184,647
115,000	Goodyear Tire & Rubber Co. (The), 5.000%, 5/31/2026	111,736
100,000	PM General Purchaser LLC, 9.500%, 10/01/2028, 144A	103,720

		3,630,735

	Banking – 0.8%
200,000	Deutsche Bank AG, (fixed rate to 12/01/2027, variable rate thereafter), 4.875%, 12/01/2032	190,454
265,000	Intesa Sanpaolo SpA, 5.710%, 1/15/2026, 144A	288,921
200,000	UniCredit SpA, (fixed rate to 6/30/2030, variable rate thereafter), 5.459%, 6/30/2035, 144A	203,750

		683,125

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Building Materials – 1.9%
$20,000	Boise Cascade Co., 4.875%, 7/01/2030, 144A	$21,500
265,000	Builders FirstSource, Inc., 5.000%, 3/01/2030, 144A	274,275
285,000	Cemex SAB de CV, 5.200%, 9/17/2030, 144A	286,397
230,000	Cemex SAB de CV, 5.700%, 1/11/2025, 144A	234,822
125,000	Cornerstone Building Brands, Inc., 6.125%, 1/15/2029, 144A	126,611
240,000	James Hardie International Finance DAC, 5.000%, 1/15/2028, 144A	250,200
45,000	Summit Materials LLC/Summit Materials Finance Corp., 5.250%, 1/15/2029, 144A	46,856
165,000	U.S. Concrete, Inc., 5.125%, 3/01/2029, 144A	165,413
189,000	U.S. Concrete, Inc., 6.375%, 6/01/2024	194,906

		1,600,980

	Cable Satellite – 6.4%
80,000	Block Communications, Inc., 4.875%, 3/01/2028, 144A	81,600
1,310,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 2/01/2031, 144A	1,354,029
165,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.500%, 5/01/2032, 144A	172,219
300,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.750%, 3/01/2030, 144A	317,625
205,000	Connect Finco S.a.r.l./Connect U.S. Finco LLC, 6.750%, 10/01/2026, 144A	205,646
605,000	CSC Holdings LLC, 4.125%, 12/01/2030, 144A	616,646
450,000	CSC Holdings LLC, 4.625%, 12/01/2030, 144A	453,375
150,000	DISH DBS Corp., 7.375%, 7/01/2028	154,500
290,000	DISH DBS Corp., 7.750%, 7/01/2026	318,814
185,000	Radiate Holdco LLC/Radiate Finance, Inc., 6.500%, 9/15/2028, 144A	189,581
40,000	Sirius XM Radio, Inc., 4.125%, 7/01/2030, 144A	40,750
800,000	Telenet Finance Luxembourg Notes S.a.r.l., 5.500%, 3/01/2028, 144A	838,032
235,000	ViaSat, Inc., 6.500%, 7/15/2028, 144A	235,341
225,000	Virgin Media Finance PLC, 5.000%, 7/15/2030, 144A	223,875
201,000	Ziggo BV, 5.500%, 1/15/2027, 144A	210,547

		5,412,580

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Chemicals – 1.6%
$250,000	Chemours Co. (The), 5.375%, 5/15/2027	$247,500
50,000	Chemours Co. (The), 7.000%, 5/15/2025	50,625
575,000	Hercules LLC, 6.500%, 6/30/2029	576,570
140,000	Hexion, Inc., 7.875%, 7/15/2027, 144A	139,958
20,000	Methanex Corp., 5.250%, 12/15/2029	19,775
85,000	Methanex Corp., 5.650%, 12/01/2044	76,713
185,000	Olin Corp., 5.000%, 2/01/2030	173,900
65,000	Olin Corp., 5.125%, 9/15/2027	64,350
5,000	Olin Corp., 5.625%, 8/01/2029	4,912

		1,354,303

	Consumer Cyclical Services – 5.6%
130,000	ANGI Group LLC, 3.875%, 8/15/2028, 144A	128,700
520,000	Expedia Group, Inc., 3.250%, 2/15/2030	501,026
170,000	Expedia Group, Inc., 4.625%, 8/01/2027, 144A	178,401
405,000	Expedia Group, Inc., 6.250%, 5/01/2025, 144A	446,678
205,000	Expedia Group, Inc., 7.000%, 5/01/2025, 144A	221,721
420,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 6.250%, 1/15/2028, 144A	425,250
10,000	QVC, Inc., 4.450%, 2/15/2025	10,275
10,000	QVC, Inc., 4.850%, 4/01/2024	10,451
185,000	Realogy Group LLC/Realogy Co-Issuer Corp., 7.625%, 6/15/2025, 144A	193,788
240,000	ServiceMaster Co. LLC (The), 7.450%, 8/15/2027	261,900
200,000	Staples, Inc., 7.500%, 4/15/2026, 144A	184,832
155,000	Uber Technologies, Inc., 6.250%, 1/15/2028, 144A	159,216
410,000	Uber Technologies, Inc., 7.500%, 9/15/2027, 144A	438,700
1,485,000	Uber Technologies, Inc., 8.000%, 11/01/2026, 144A	1,582,698

		4,743,636

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Consumer Products – 0.7%
$160,000	Energizer Holdings, Inc., 4.375%, 3/31/2029, 144A	$161,600
115,000	Mattel, Inc., 5.875%, 12/15/2027, 144A	123,769
65,000	Newell Brands, Inc., 4.875%, 6/01/2025	70,119
175,000	Prestige Brands, Inc., 5.125%, 1/15/2028, 144A	180,687
85,000	Valvoline, Inc., 4.375%, 8/15/2025	87,444

		623,619

	Diversified Manufacturing – 0.5%
200,000	Vertical U.S. Newco, Inc., 5.250%, 7/15/2027, 144A	207,853
215,000	WESCO Distribution, Inc., 7.250%, 6/15/2028, 144A	235,570

		443,423

	Electric – 1.0%
405,000	Calpine Corp., 5.125%, 3/15/2028, 144A	419,175
35,000	NRG Energy, Inc., 5.250%, 6/15/2029, 144A	38,063
140,000	PG&E Corp., 5.000%, 7/01/2028	135,800
135,000	PG&E Corp., 5.250%, 7/01/2030	130,612
110,000	Talen Energy Supply LLC, 10.500%, 1/15/2026, 144A	83,600

		807,250

	Finance Companies – 3.9%
180,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.500%, 7/15/2025	194,322
210,000	Aviation Capital Group LLC, 5.500%, 12/15/2024, 144A	216,664
120,000	Navient Corp., 5.000%, 3/15/2027	112,684
250,000	Navient Corp., 6.500%, 6/15/2022	255,000
320,000	Navient Corp., 6.750%, 6/25/2025	324,000
15,000	OneMain Finance Corp., 5.375%, 11/15/2029	15,600
10,000	OneMain Finance Corp., 6.625%, 1/15/2028	11,098
445,000	OneMain Finance Corp., 7.125%, 3/15/2026	497,154
315,000	Provident Funding Associates LP/PFG Finance Corp., 6.375%, 6/15/2025, 144A	304,763

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Finance Companies – continued
$490,000	Quicken Loans LLC, 5.250%, 1/15/2028, 144A	$516,293
325,000	Quicken Loans LLC/Quicken Loans Co-Issuer, Inc., 3.625%, 3/01/2029, 144A	322,156
330,000	Quicken Loans LLC/Quicken Loans Co-Issuer, Inc., 3.875%, 3/01/2031, 144A	325,875
205,000	Unifin Financiera SAB de CV, 7.250%, 9/27/2023, 144A	176,487

		3,272,096

	Financial Other – 1.5%
930,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.250%, 5/15/2027	968,874
120,000	Nationstar Mortgage Holdings, Inc., 6.000%, 1/15/2027, 144A	122,323
125,000	Nationstar Mortgage Holdings, Inc., 9.125%, 7/15/2026, 144A	134,063

		1,225,260

	Food & Beverage – 2.9%
45,000	Aramark Services, Inc., 4.750%, 6/01/2026	45,531
65,000	Aramark Services, Inc., 5.000%, 2/01/2028, 144A	65,487
230,000	Aramark Services, Inc., 6.375%, 5/01/2025, 144A	239,585
495,000	Kraft Heinz Foods Co., 4.375%, 6/01/2046	507,905
320,000	Kraft Heinz Foods Co., 4.875%, 10/01/2049, 144A	337,702
180,000	Kraft Heinz Foods Co., 5.000%, 6/04/2042	197,122
10,000	Kraft Heinz Foods Co., 5.200%, 7/15/2045	10,932
75,000	Kraft Heinz Foods Co., 5.500%, 6/01/2050, 144A	85,954
225,000	Performance Food Group, Inc., 5.500%, 10/15/2027, 144A	231,750
270,000	Pilgrim’s Pride Corp., 5.875%, 9/30/2027, 144A	278,775
15,000	Post Holdings, Inc., 5.500%, 12/15/2029, 144A	16,050
335,000	Post Holdings, Inc., 5.750%, 3/01/2027, 144A	352,169
120,000	TreeHouse Foods, Inc., 4.000%, 9/01/2028	121,366

		2,490,328

	Gaming – 3.6%
375,000	Boyd Gaming Corp., 4.750%, 12/01/2027	367,969

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Gaming – continued
$220,000	Caesars Entertainment, Inc., 6.250%, 7/01/2025, 144A	$229,954
45,000	Caesars Entertainment, Inc., 8.125%, 7/01/2027, 144A	47,700
140,000	Caesars Resort Collection LLC/CRC Finco, Inc., 5.250%, 10/15/2025, 144A	135,450
100,000	Caesars Resort Collection LLC/CRC Finco, Inc., 5.750%, 7/01/2025, 144A	103,125
290,000	International Game Technology PLC, 5.250%, 1/15/2029, 144A	293,262
205,000	MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., 4.500%, 1/15/2028	208,844
255,000	MGM Resorts International, 5.500%, 4/15/2027	266,475
115,000	Scientific Games International, Inc., 7.000%, 5/15/2028, 144A	115,281
115,000	Scientific Games International, Inc., 7.250%, 11/15/2029, 144A	116,725
230,000	Studio City Finance Ltd., 6.500%, 1/15/2028, 144A	240,350
155,000	VICI Properties LP/VICI Note Co., Inc., 4.125%, 8/15/2030, 144A	152,481
370,000	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.500%, 3/01/2025, 144A	349,187
250,000	Wynn Macau Ltd., 5.125%, 12/15/2029, 144A	239,869
165,000	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.125%, 10/01/2029, 144A	157,163

		3,023,835

	Government Owned—No Guarantee – 0.5%
260,000	Petroleos Mexicanos, 5.950%, 1/28/2031, 144A	219,570
280,000	YPF S.A., 6.950%, 7/21/2027, 144A	186,900

		406,470

	Healthcare – 5.2%
65,000	CHS/Community Health Systems, Inc., 6.250%, 3/31/2023	63,538
745,000	CHS/Community Health Systems, Inc., 6.625%, 2/15/2025, 144A	720,787
300,000	CHS/Community Health Systems, Inc., 8.000%, 3/15/2026, 144A	294,900
240,000	DaVita, Inc., 3.750%, 2/15/2031, 144A	231,252
155,000	Encompass Health Corp., 4.500%, 2/01/2028	155,775
170,000	HCA, Inc., 7.050%, 12/01/2027	198,475
145,000	HCA, Inc., 7.500%, 11/06/2033	192,850

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Healthcare – continued
$480,000	HCA, Inc., 8.360%, 4/15/2024	$565,200
515,000	HCA, Inc., MTN, 7.750%, 7/15/2036	656,625
290,000	MPH Acquisition Holdings LLC, 7.125%, 6/01/2024, 144A	297,931
125,000	Polaris Intermediate Corp., 9.250% PIK or 8.500% Cash, 12/01/2022, 144A(c)	127,188
100,000	Surgery Center Holdings, Inc., 6.750%, 7/01/2025, 144A	99,500
100,000	Tenet Healthcare Corp., 4.625%, 6/15/2028, 144A	101,440
690,000	Tenet Healthcare Corp., 6.125%, 10/01/2028, 144A	671,025

		4,376,486

	Home Construction – 1.4%
215,000	Brookfield Residential Properties, Inc./Brookfield Residential U.S Corp., 4.875%, 2/15/2030, 144A	201,254
1,200,000	Corporacion GEO SAB de CV, 8.875%, 3/27/2022, 144A(d)(e)(f)(g)	—
230,000	KB Home, 4.800%, 11/15/2029	253,575
245,000	Mattamy Group Corp., 4.625%, 3/01/2030, 144A	247,592
195,000	Taylor Morrison Communities, Inc., 5.125%, 8/01/2030, 144A	207,675
185,000	Taylor Morrison Communities, Inc., 5.750%, 1/15/2028, 144A	201,188
90,000	TRI Pointe Group, Inc., 5.700%, 6/15/2028	98,550

		1,209,834

	Independent Energy – 6.5%
190,000	Apache Corp., 4.250%, 1/15/2030	171,176
45,000	Apache Corp., 4.250%, 1/15/2044	38,250
195,000	Centennial Resource Production LLC, 8.000%, 6/01/2025, 144A	158,059
130,000	Comstock Resources, Inc., 9.750%, 8/15/2026	133,276
185,000	Continental Resources, Inc., 3.800%, 6/01/2024	170,662
200,000	Continental Resources, Inc., 4.375%, 1/15/2028	173,250
160,000	Continental Resources, Inc., 4.900%, 6/01/2044	120,507
30,000	Endeavor Energy Resources LP/EER Finance, Inc., 5.500%, 1/30/2026, 144A	29,775
50,000	Endeavor Energy Resources LP/EER Finance, Inc., 6.625%, 7/15/2025, 144A	51,375

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Independent Energy – continued
$55,000	EQT Corp., 7.875%, 2/01/2025	$60,965
225,000	EQT Corp., 8.750%, 2/01/2030	265,500
85,000	Leviathan Bond Ltd., 6.125%, 6/30/2025, 144A	87,803
125,000	Leviathan Bond Ltd., 6.500%, 6/30/2027, 144A	129,593
130,000	MEG Energy Corp., 7.125%, 2/01/2027, 144A	116,588
95,000	Montage Resources Corp., 8.875%, 7/15/2023	96,544
130,000	Murphy Oil Corp., 6.375%, 12/01/2042	102,050
175,000	Newfield Exploration Co., 5.375%, 1/01/2026	164,348
590,000	Occidental Petroleum Corp., 2.900%, 8/15/2024	500,574
40,000	Occidental Petroleum Corp., 3.000%, 2/15/2027	31,370
20,000	Occidental Petroleum Corp., 3.400%, 4/15/2026	15,950
620,000	Occidental Petroleum Corp., 3.500%, 6/15/2025	514,600
70,000	Occidental Petroleum Corp., 3.500%, 8/15/2029	53,634
50,000	Occidental Petroleum Corp., 4.100%, 2/15/2047	33,755
60,000	Occidental Petroleum Corp., 4.200%, 3/15/2048	41,250
200,000	Occidental Petroleum Corp., 4.400%, 8/15/2049	140,021
145,000	Occidental Petroleum Corp., 5.550%, 3/15/2026	131,357
225,000	Occidental Petroleum Corp., 5.875%, 9/01/2025	206,203
110,000	Occidental Petroleum Corp., 8.500%, 7/15/2027	110,848
100,000	Occidental Petroleum Corp., 8.875%, 7/15/2030	103,000
150,000	Ovintiv, Inc., 6.500%, 8/15/2034	139,683
30,000	Ovintiv, Inc., 6.625%, 8/15/2037	27,437
110,000	Parsley Energy LLC/Parsley Finance Corp., 5.375%, 1/15/2025, 144A	109,725
265,000	Parsley Energy LLC/Parsley Finance Corp., 5.625%, 10/15/2027, 144A	263,675
38,000	Range Resources Corp., 5.000%, 3/15/2023	36,100
135,000	Range Resources Corp., 9.250%, 2/01/2026, 144A	138,712

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Independent Energy – continued
$270,000	Seven Generations Energy Ltd., 5.375%, 9/30/2025, 144A	$255,825
86,000	SM Energy Co., 10.000%, 1/15/2025, 144A	82,071
200,000	Southwestern Energy Co., 6.450%, 1/23/2025	193,750
30,000	Southwestern Energy Co., 7.500%, 4/01/2026	29,325
20,000	Southwestern Energy Co., 7.750%, 10/01/2027	19,450
115,000	Vine Oil & Gas LP/Vine Oil & Gas Finance Corp., 9.750%, 4/15/2023, 144A	78,200
60,000	WPX Energy, Inc., 5.250%, 10/15/2027	60,900
100,000	WPX Energy, Inc., 5.875%, 6/15/2028	104,500

		5,491,636

	Industrial Other – 0.5%
65,000	Hillenbrand, Inc., 5.750%, 6/15/2025	69,306
245,000	HTA Group Ltd. Co., 7.000%, 12/18/2025, 144A	255,964
130,000	Installed Building Products, Inc., 5.750%, 2/01/2028, 144A	136,825

		462,095

	Integrated Energy – 0.6%
30,000	Cenovus Energy, Inc., 4.250%, 4/15/2027	27,122
20,000	Cenovus Energy, Inc., 5.250%, 6/15/2037	17,251
110,000	Cenovus Energy, Inc., 5.375%, 7/15/2025	105,868
200,000	Cenovus Energy, Inc., 5.400%, 6/15/2047	168,970
200,000	Geopark Ltd., 6.500%, 9/21/2024, 144A	188,840

		508,051

	Leisure – 1.2%
135,000	Carnival Corp., 9.875%, 8/01/2027, 144A	143,045
120,000	Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., 5.375%, 6/01/2024	114,825
330,000	Live Nation Entertainment, Inc., 4.750%, 10/15/2027, 144A	309,065
125,000	Royal Caribbean Cruises Ltd., 11.500%, 6/01/2025, 144A	145,007
120,000	Six Flags Entertainment Corp., 4.875%, 7/31/2024, 144A	112,880

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Leisure – continued
$180,000	Speedway Motorsports LLC/Speedway Funding II, Inc., 4.875%, 11/01/2027, 144A	$172,746

		997,568

	Lodging – 1.8%
605,000	Marriott Ownership Resorts, Inc., 4.750%, 1/15/2028	568,700
10,000	Marriott Ownership Resorts, Inc., 6.125%, 9/15/2025, 144A	10,300
130,000	Marriott Ownership Resorts, Inc./ILG LLC, 6.500%, 9/15/2026	133,474
20,000	Wyndham Destinations, Inc., 3.900%, 3/01/2023	19,600
570,000	Wyndham Destinations, Inc., 4.625%, 3/01/2030, 144A	550,050
235,000	Wyndham Destinations, Inc., 6.625%, 7/31/2026, 144A	246,188

		1,528,312

	Media Entertainment – 4.3%
160,000	Clear Channel Worldwide Holdings, Inc., 9.250%, 2/15/2024	155,104
305,000	Diamond Sports Group LLC/Diamond Sports Finance Co., 5.375%, 8/15/2026, 144A	215,788
135,000	Diamond Sports Group LLC/Diamond Sports Finance Co., 6.625%, 8/15/2027, 144A	70,284
1,011,125	iHeartCommunications, Inc., 8.375%, 5/01/2027	995,958
335,000	Lamar Media Corp., 3.750%, 2/15/2028, 144A	333,325
235,000	Meredith Corp., 6.875%, 2/01/2026	196,225
675,000	Netflix, Inc., 4.875%, 6/15/2030, 144A	769,500
105,000	Nexstar Broadcasting, Inc., 5.625%, 7/15/2027, 144A	110,290
190,000	Nielsen Finance LLC/Nielsen Finance Co., 5.625%, 10/01/2028, 144A	196,517
180,000	Nielsen Finance LLC/Nielsen Finance Co., 5.875%, 10/01/2030, 144A	187,130
120,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 4.625%, 3/15/2030, 144A	115,200
35,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 6.250%, 6/15/2025, 144A	36,050
170,000	Terrier Media Buyer, Inc., 8.875%, 12/15/2027, 144A	171,275
100,000	Univision Communications, Inc., 6.625%, 6/01/2027, 144A	97,625

		3,650,271

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Metals & Mining – 4.5%
$205,000	ABJA Investment Co. Pte Ltd., 5.450%, 1/24/2028	$198,237
210,000	Alcoa Nederland Holding BV, 5.500%, 12/15/2027, 144A	218,862
60,000	Allegheny Technologies, Inc., 5.875%, 12/01/2027	57,657
240,000	ArcelorMittal S.A., 7.000%, 3/01/2041	296,400
25,000	Carpenter Technology Corp., 6.375%, 7/15/2028	26,166
285,000	Cleveland-Cliffs, Inc., 9.875%, 10/17/2025, 144A	318,131
265,000	First Quantum Minerals Ltd., 6.500%, 3/01/2024, 144A	254,069
845,000	First Quantum Minerals Ltd., 6.875%, 3/01/2026, 144A	814,369
210,000	First Quantum Minerals Ltd., 7.500%, 4/01/2025, 144A	207,713
190,000	Freeport-McMoRan, Inc., 4.125%, 3/01/2028	192,375
340,000	Freeport-McMoRan, Inc., 4.250%, 3/01/2030	348,500
350,000	Mineral Resources Ltd., 8.125%, 5/01/2027, 144A	379,823
315,000	Novelis Corp., 4.750%, 1/30/2030, 144A	309,399
125,000	United States Steel Corp., 6.250%, 3/15/2026	84,688
75,000	United States Steel Corp., 6.875%, 8/15/2025	55,130

		3,761,519

	Midstream – 4.7%
80,000	Buckeye Partners LP, 5.600%, 10/15/2044	70,957
55,000	Buckeye Partners LP, 5.850%, 11/15/2043	50,949
40,000	DCP Midstream Operating LP, 5.125%, 5/15/2029	39,400
230,000	DCP Midstream Operating LP, 5.625%, 7/15/2027	234,612
75,000	Enable Midstream Partners LP, 4.400%, 3/15/2027	71,878
160,000	Enable Midstream Partners LP, 4.950%, 5/15/2028	156,212
185,000	Energy Transfer Operating LP, 5.000%, 5/15/2050	171,293
435,000	EnLink Midstream Partners LP, 5.600%, 4/01/2044	279,487
110,000	EQM Midstream Partners LP, 6.000%, 7/01/2025, 144A	113,438

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Midstream – continued
$200,000	EQM Midstream Partners LP, 6.500%, 7/01/2027, 144A	$212,004
80,000	EQM Midstream Partners LP, Series 10Y, 5.500%, 7/15/2028	80,564
200,000	Genesis Energy LP/Genesis Energy Finance Corp., 7.750%, 2/01/2028	173,770
105,000	Harvest Midstream I LP, 7.500%, 9/01/2028, 144A	104,475
665,000	Hess Midstream Operations LP, 5.625%, 2/15/2026, 144A	677,455
205,000	New Fortress Energy, Inc., 6.750%, 9/15/2025, 144A	214,328
105,000	NGL Energy Partners LP/NGL Energy Finance Corp., 6.125%, 3/01/2025	62,475
145,000	NuStar Logistics LP, 5.750%, 10/01/2025	149,756
115,000	Sunoco Logistics Partners Operations LP, 5.400%, 10/01/2047	108,579
5,000	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 5.500%, 9/15/2024, 144A	4,700
5,000	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 5.500%, 1/15/2028, 144A	4,500
335,000	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 6.000%, 3/01/2027, 144A	306,525
95,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.250%, 11/15/2023	94,050
155,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.875%, 2/01/2031, 144A	150,106
255,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.500%, 3/01/2030, 144A	255,268
200,000	Western Midstream Operating LP, 5.050%, 2/01/2030	194,653
20,000	Western Midstream Operating LP, 5.450%, 4/01/2044	17,100
5,000	Western Midstream Operating LP, 6.250%, 2/01/2050	4,631

		4,003,165

	Non-Agency Commercial Mortgage-Backed Securities – 1.6%
100,000	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class COL1, 1-month LIBOR + 3.500%, 3.652%, 11/15/2031, 144A(b)(g)(h)	70,337
225,000	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class COL2, 1-month LIBOR + 4.500%, 4.652%, 11/15/2031, 144A(b)(g)(h)	142,276
1,020,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class E, 4.373%, 9/15/2037, 144A(g)(h)	694,070
380,000	Starwood Retail Property Trust, Series 2014-STAR, Class D, 1-month LIBOR + 3.500%, 3.652%, 11/15/2027, 144A(b)(e)(f)(g)	234,843
420,000	Starwood Retail Property Trust, Series 2014-STAR, Class E, 1-month LIBOR + 4.400%, 4.552%, 11/15/2027, 144A(b)(e)(f)(g)	140,011
125,000	WFRBS Commercial Mortgage Trust, Series 2012-C7, Class E, 4.965%, 6/15/2045, 144A(a)	48,185

		1,329,722

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Oil Field Services – 0.4%
$465,000	Shelf Drilling Holdings Ltd., 8.250%, 2/15/2025, 144A	$183,675
198,900	Transocean Guardian Ltd., 5.875%, 1/15/2024, 144A	128,290
61,750	Transocean Proteus Ltd., 6.250%, 12/01/2024, 144A	55,112

		367,077

	Packaging – 1.5%
570,000	ARD Finance S.A., 7.250% PIK or 6.500% Cash, 6/30/2027, 144A(c)	567,036
300,000	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 5.250%, 8/15/2027, 144A	305,700
75,000	Graham Packaging Co., Inc., 7.125%, 8/15/2028, 144A	78,094
80,000	Intelligent Packaging Ltd Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC, 6.000%, 9/15/2028, 144A	81,124
290,000	Mauser Packaging Solutions Holding Co., 7.250%, 4/15/2025, 144A	272,962

		1,304,916

	Pharmaceuticals – 4.3%
910,000	Bausch Health Cos., Inc., 5.250%, 1/30/2030, 144A	896,350
420,000	Bausch Health Cos., Inc., 6.250%, 2/15/2029, 144A	431,995
155,000	Catalent Pharma Solutions, Inc., 4.875%, 1/15/2026, 144A	158,100
205,000	Endo Dac/Endo Finance LLC/Endo Finco, Inc., 6.000%, 6/30/2028, 144A	150,675
206,000	Endo Dac/Endo Finance LLC/Endo Finco, Inc., 9.500%, 7/31/2027, 144A	215,270
170,000	Jaguar Holding Co. II/PPD Development LP, 5.000%, 6/15/2028, 144A	177,438
77,000	Par Pharmaceutical, Inc., 7.500%, 4/01/2027, 144A	80,671
320,000	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	282,307
1,535,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	1,276,660

		3,669,466

	Property & Casualty Insurance – 0.1%
80,000	AmWINS Group, Inc., 7.750%, 7/01/2026, 144A	85,600

	Refining – 0.3%
205,000	Parkland Corp., 5.875%, 7/15/2027, 144A	215,506

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	REITs - Hotels – 0.5%
$165,000	Host Hotels & Resorts LP, 3.500%, 9/15/2030	$157,940
105,000	Service Properties Trust, 4.350%, 10/01/2024	95,025
5,000	Service Properties Trust, 4.500%, 6/15/2023	4,903
5,000	Service Properties Trust, 4.650%, 3/15/2024	4,650
175,000	Service Properties Trust, 4.750%, 10/01/2026	155,631
30,000	Service Properties Trust, 7.500%, 9/15/2025	31,881

		450,030

	REITs - Mortgage – 1.2%
285,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.250%, 2/01/2027, 144A	246,525
10,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.250%, 3/15/2022, 144A	9,803
725,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.250%, 10/01/2025, 144A	671,531
55,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.875%, 8/01/2021, 144A	54,931

		982,790

	REITs - Regional Malls – 0.2%
220,000	Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 5.750%, 5/15/2026, 144A	173,375

	Restaurants – 0.4%
350,000	Yum! Brands, Inc., 3.625%, 3/15/2031	350,000

	Retailers – 2.0%
75,000	Asbury Automotive Group, Inc., 4.500%, 3/01/2028, 144A	75,469
83,000	Asbury Automotive Group, Inc., 4.750%, 3/01/2030, 144A	83,622
370,000	Carvana Co., 5.625%, 10/01/2025, 144A	365,027
370,000	Carvana Co., 5.875%, 10/01/2028, 144A	365,623
35,000	Group 1 Automotive, Inc., 4.000%, 8/15/2028, 144A	34,388
50,000	Ken Garff Automotive LLC, 4.875%, 9/15/2028, 144A	49,188
140,000	L Brands, Inc., 5.250%, 2/01/2028	135,450
75,000	L Brands, Inc., 6.625%, 10/01/2030, 144A	76,312
105,000	L Brands, Inc., 6.750%, 7/01/2036	102,900

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Retailers – continued
$55,000	L Brands, Inc., 6.875%, 11/01/2035	$54,192
90,000	Lithia Motors, Inc., 4.375%, 1/15/2031, 144A	90,000
200,000	PetSmart, Inc., 7.125%, 3/15/2023, 144A	201,750
40,000	PetSmart, Inc., 8.875%, 6/01/2025, 144A	41,498

		1,675,419

	Technology – 3.8%
110,000	BY Crown Parent LLC/BY Bond Finance, Inc., 4.250%, 1/31/2026, 144A	111,994
145,000	Camelot Finance S.A., 4.500%, 11/01/2026, 144A	147,900
935,000	CommScope Technologies LLC, 5.000%, 3/15/2027, 144A	897,600
93,000	CommScope Technologies LLC, 6.000%, 6/15/2025, 144A	94,260
405,000	CommScope, Inc., 7.125%, 7/01/2028, 144A	416,137
245,000	Iron Mountain, Inc., 4.875%, 9/15/2029, 144A	249,288
95,000	Logan Merger Sub, Inc., 5.500%, 9/01/2027, 144A	96,097
60,000	NCR Corp., 5.000%, 10/01/2028, 144A	60,048
70,000	NCR Corp., 5.250%, 10/01/2030, 144A	70,000
50,000	NCR Corp., 8.125%, 4/15/2025, 144A	55,263
110,000	Presidio Holdings, Inc., 4.875%, 2/01/2027, 144A	111,100
110,000	Presidio Holdings, Inc., 8.250%, 2/01/2028, 144A	115,225
65,000	Sabre GLBL, Inc., 7.375%, 9/01/2025, 144A	65,650
260,000	Sabre GLBL, Inc., 9.250%, 4/15/2025, 144A	286,148
15,000	Science Applications International Corp., 4.875%, 4/01/2028, 144A	15,229
90,000	Sensata Technologies, Inc., 3.750%, 2/15/2031, 144A	89,438
100,000	Veritas U.S., Inc./Veritas Bermuda Ltd., 7.500%, 9/01/2025, 144A	103,125
105,000	Xerox Holdings Corp., 5.000%, 8/15/2025, 144A	103,768
105,000	Xerox Holdings Corp., 5.500%, 8/15/2028, 144A	103,449

		3,191,719

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Transportation Services – 0.2%
$185,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.750%, 7/15/2027, 144A	$166,539

	Wireless – 1.5%
510,000	Altice France Holding S.A., 10.500%, 5/15/2027, 144A	566,860
200,000	Altice France S.A., 5.125%, 1/15/2029, 144A	199,250
380,000	Sprint Capital Corp., 6.875%, 11/15/2028	475,000

		1,241,110

	Wirelines – 0.9%
25,000	CenturyLink, Inc., 5.125%, 12/15/2026, 144A	25,685
130,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	132,440
120,000	Telecom Italia Capital S.A., 7.200%, 7/18/2036	151,344
130,000	Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 7.875%, 2/15/2025, 144A	137,761
235,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 8.250%, 10/15/2023	231,475
100,000	Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.750%, 8/15/2028, 144A	98,250

		776,955

	Total Non-Convertible Bonds (Identified Cost $75,450,415)	76,627,618

Convertible Bonds – 3.2%
	Cable Satellite – 1.5%
1,365,000	DISH Network Corp., 3.375%, 8/15/2026	1,253,065

	Diversified Manufacturing – 0.2%
160,000	Greenbrier Cos., Inc. (The), 2.875%, 2/01/2024	146,359

	Healthcare – 0.1%
150,000	Integra LifeSciences Holdings Corp., 0.500%, 8/15/2025, 144A	141,433

	Independent Energy – 0.0%
645,000	Chesapeake Energy Corp., 5.500%, 9/15/2026(d)(g)(h)	21,608

	Industrial Other – 0.1%
45,000	Chegg, Inc., Zero Coupon, 9/01/2026, 144A	44,843

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Convertible Bonds – continued
	Oil Field Services – 0.1%
$175,000	Nabors Industries, Inc., 0.750%, 1/15/2024	$39,316
150,000	Oil States International, Inc., 1.500%, 2/15/2023	85,072

		124,388

	Pharmaceuticals – 1.2%
145,000	Aerie Pharmaceuticals, Inc., 1.500%, 10/01/2024	116,764
100,000	BioMarin Pharmaceutical, Inc., 0.599%, 8/01/2024	104,935
710,000	BioMarin Pharmaceutical, Inc., 1.250%, 5/15/2027, 144A	694,374
130,000	Flexion Therapeutics, Inc., 3.375%, 5/01/2024	102,825

		1,018,898

	Total Convertible Bonds (Identified Cost $3,858,716)	2,750,594

	Total Bonds and Notes (Identified Cost $79,309,131)	79,378,212

Collateralized Loan Obligations – 0.3%
250,000	Carlyle Global Market Strategies CLO Ltd., Series 2015-2A, Class CR, 3-month LIBOR + 2.250%, 2.495%, 4/27/2027, 144A(b) (Identified Cost $220,000)	240,351

Loan Participations – 0.2%
	ABS Other – 0.2%
294,855	Harbour Aircraft Investments Ltd., Series 2017-1, Class C, 8.000%, 11/15/2037 (e) (Identified Cost $294,224)	140,056

Shares
Preferred Stocks – 1.9%
	Banking – 0.5%
95	Bank of America Corp., Series L, 7.250%	141,360
197	Wells Fargo & Co., Class A, Series L, 7.500%	264,384

		405,744

	Energy – 0.0%
988	Chesapeake Energy Corp., 5.750%(e)(f)(g)(i)	—
20	Chesapeake Energy Corp., 5.750%, 144A(e)(f)(g)(i)	—
137	Chesapeake Energy Corp., 5.750%(e)(f)(g)(i)	—

		—

Shares	Description	Value (†)
Preferred Stocks – continued
	Food & Beverage – 1.4%
12,436	Bunge Ltd., 4.875%	$1,191,074

	Total Preferred Stocks (Identified Cost $2,421,061)	1,596,818

Common Stocks – 0.8%
	Chemicals – 0.2%
12,177	Hexion Holdings Corp., Class B(i)	121,015

	Energy Equipment & Services – 0.0%
10,149	McDermott International Ltd.(i)	24,358

	Media – 0.2%
41,970	Clear Channel Outdoor Holdings, Inc.(i)	41,970
17,204	iHeartMedia, Inc., Class A(i)	139,696

		181,666

	Oil, Gas & Consumable Fuels – 0.4%
3,650	Battalion Oil Corp.(i)	28,835
19,554	Whiting Petroleum Corp.(i)	338,089

		366,924

	Total Common Stocks (Identified Cost $2,705,072)	693,963

Other Investments – 0.1%
	Aircraft ABS – 0.1%
100	ECAF I Blocker Ltd.(e)(f)(g)(j) (Identified Cost $1,000,000)	115,900

Warrants – 0.0%
20,319	McDermott International Ltd., Expiration on 5/1/2024(e)(f)(i)	19,100
22,577	McDermott International Ltd., Expiration on 5/1/2024(e)(f)(i)	12,417
466	iHeartMedia, Inc., Expiration on 5/1/2039(i)	3,670

	Total Warrants (Identified Cost $38,915)	35,187

Principal Amount
Short-Term Investments – 3.2%
$2,669,884	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2020 at 0.000% to be repurchased at $2,669,884 on 10/01/2020 collateralized by $2,723,500 U.S. Treasury Note, 0.250% due 9/30/2025 valued at $2,723,288 including accrued interest (k) (Identified Cost $2,669,884)	2,669,884

	Total Investments – 100.4% (Identified Cost $88,658,287)	84,870,371
	Other assets less liabilities – (0.4)%	(373,796)

	Net Assets – 100.0%	$84,496,575

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Senior loans and collateralized loan obligations are valued at bid prices supplied by an independent pricing service, if available.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans and collateralized loan obligations where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Fund’s pricing policies and procedures.

As of September 30, 2020, securities held by the Fund were fair valued as follows:

Securities classified as fair valued	Percentage of Net Assets	Securities fair valued by the Fund’s adviser	Percentage of Net Assets
$ 928,291	1.1%	$522,271	0.6%

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)

Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of September 30, 2020 is disclosed.

(b)	Variable rate security. Rate as of September 30, 2020 is disclosed.
(c)

Payment-in-kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal. For the period ended September 30, 2020, interest payments were made in cash.

(d)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(e)	Level 3 security. Value has been determined using significant unobservable inputs.
(f)	Fair valued by the Fund’s adviser. At September 30, 2020, the value of these securities amounted to $522,271 or 0.6% of net assets.
(g)	Illiquid security.
(h)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At September 30, 2020, the value of these securities amounted to $928,291 or 1.1% of net assets.

(i)	Non-income producing security.
(j)	Securities subject to restriction on resale. At September 30, 2020, the restricted securities held by the Fund are as follows:

	Acquisition Date	Acquisition Cost	Value	% of Net Assets
ECAF I Blocker Ltd.	12/20/2016	$1,000,000	$115,900	0.1%

(k)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of September 30, 2020, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2020, the value of Rule 144A holdings amounted to $48,668,699 or 57.6% of net assets.
ABS	Asset-BackedSecurities
LIBOR	LondonInterbank Offered Rate
MTN	MediumTerm Note
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2020, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
Home Construction	$—	$1,209,834	$—	(a)	$1,209,834
Non-Agency Commercial Mortgage-Backed Securities	—	954,868	374,854	(b)	1,329,722
All Other Non-Convertible Bonds*	—	74,088,062	—		74,088,062

Total Non-Convertible Bonds	—	76,252,764	374,854		76,627,618

Convertible Bonds*	—	2,750,594	—		2,750,594

Total Bonds and Notes	—	79,003,358	374,854		79,378,212

Collateralized Loan Obligations	—	240,351	—		240,351
Loan Participations*	—	—	140,056	(c)	140,056
Preferred Stocks
Banking	405,744	—	—		405,744
Energy	—	—	—	(a)	—
Food & Beverage	—	1,191,074	—		1,191,074

Total Preferred Stocks	405,744	1,191,074	—		1,596,818

Common Stocks
Chemicals	—	121,015	—		121,015
All Other Common Stocks*	572,948	—	—		572,948

Total Common Stocks	572,948	121,015	—		693,963

Other Investments*	—	—	115,900	(b)	115,900
Warrants	—	3,670	31,517	(b)	35,187
Short-Term Investments	—	2,669,884	—		2,669,884

Total	$978,692	$83,229,352	$662,327		$84,870,371

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Includes a security fair valued at zero by the Fund’s adviser using Level 3 inputs.
(b)	Fair valued by the Fund’s adviser.
(c)	Valued using broker-dealer bid prices.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. The Fund’s adviser may use internally developed models to validate broker-dealer bid prices that are only available from a single broker or market maker. Such securities are considered and classified as fair valued. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2019 and/or September 30, 2020:

Asset Valuation Inputs

Investments in Securities	Balance as of December 31, 2019		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2020		Change in Unrealized Appreciation (Depreciation) from Investments Still Held at September 30, 2020
Bonds and Notes
Non-Convertible Bonds
Home Construction	$—	(a)	$77,793	$1,050,446	$(1,128,239)	$—	$—	$—	$—	$—	(a)	$(1,128,239)
Non-Agency Commercial Mortgage-Backed Securities	325,435		—	—	(273,492)	—	—	322,911	—	374,854		(273,492)
Loan Participations
ABS Other	—		19	226	(155,704)	—	(102,858)	398,373	—	140,056		(155,704)
Preferred Stocks
Energy	196,350		—	—	(196,350)	—	—	—	—	—	(a)	(196,350)
Common Stocks
Oil, Gas & Consumable Fuels	52,304		—	—	—	—	—	—	(52,304)	—		—
Other Investments
Aircraft ABS	864,000		—	—	(748,100)	—	—	—	—	115,900		(748,100)
Warrants	—		—	—	—	31,517	—	—	—	31,517		—

Total	$1,438,089		$77,812	$1,050,672	$(2,501,885)	$31,517	$(102,858)	$721,284	$(52,304)	$662,327		$(2,501,885)

(a)	Includes a security fair valued at zero using level 3 inputs.

A debt security valued at $322,911 was transferred from Level 2 to Level 3 during the period ended September 30, 2020. At December 31, 2019, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At September 30, 2020, this security was valued at fair value as determined in good faith by the Fund’s adviser as an independent pricing service did not provide a reliable price for the security.

A debt security valued at $398,373 was transferred from Level 2 to Level 3 during the period ended September 30, 2020. At December 31, 2019, this security was valued at a bid price furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At September 30, 2020, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the security.

A common stock valued at $52,304 was transferred from Level 3 to Level 1 during the period ended September 30, 2020. At December 31, 2019, this security was valued at fair value as determined in good faith by the Fund’s investment adviser as an independent pricing service was unable to price the security. At September 30, 2020, this security was valued at the market price in the in accordance with the Fund’s valuation policies.

Industry Summary at September 30, 2020 (Unaudited)

Cable Satellite	7.9%
Independent Energy	6.5
Consumer Cyclical Services	5.6
Pharmaceuticals	5.5
Healthcare	5.3
Aerospace & Defense	5.0
Midstream	4.7
Metals & Mining	4.5
Food & Beverage	4.3
Media Entertainment	4.3
Automotive	4.3
Finance Companies	3.9
Technology	3.8
Gaming	3.6
Retailers	2.0
Other Investments, less than 2% each	25.7
Short-Term Investments	3.2
Collateralized Loan Obligations	0.3

Total Investments	100.4
Other assets less liabilities	(0.4)

Net Assets	100.0%